Reinsurance (Schedule Of Assets In Support Of Reserves) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ceded Credit Risk [Line Items]
Fixed maturity AFS securities	$ 99,465	$ 117,476
Trading securities	3,446	4,405
Equity securities	427	371
Mortgage loans on real estate	18,211	17,893
Derivative investments	3,519	5,697
Other investments	3,577	3,445
Cash and invested cash	2,499	2,331	$ 1,462	$ 1,879
Accrued investment income	1,234	1,157
Other assets	19,926	25,234
Athene Holding Ltd. [Member]
Ceded Credit Risk [Line Items]
Fixed maturity AFS securities	474	744
Trading securities	2,644	3,399
Equity securities	60	54
Mortgage loans on real estate	487	739
Derivative investments	39	93
Other investments	42	227
Cash and invested cash	26	110
Accrued investment income	35	33
Other assets	2	5
Total	$ 3,809	$ 5,404